Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure
EQUITY

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50 million Class A common shares of beneficial interest, $0.001 par value per share, up to 350 million Class B common shares of beneficial interest, $0.001 par value per share, and up to 50 million preferred shares of beneficial interest, $0.001 par value per share.

Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business.  Whitestone is the sole general partner of the Partnership and as of December 31, 2011, owned an 89.3% interest in the Partnership.

Limited partners in the Operating Partnership holding OP units have the right to convert their OP units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP unit for one Class A common share.  Distributions to OP unit holders are paid at the same rate per unit as distributions per share of Whitestone.  As of December 31, 2011 and December 31, 2010, there were 12,677,969 and 7,364,943 OP units outstanding, respectively.  Whitestone owned 11,317,042 and 5,550,374 OP units as of December 31, 2011 and December 31, 2010, respectively. The balance of the OP units is owned by third parties, including certain trustees of Whitestone.  Whitestone's weighted-average share ownership in the Partnership was approximately 84.2%, 70.2% and 64.7% for the years ended December 31, 2011, 2010 and 2009, respectively.

Recapitalization, listing and offering of Whitestone's Class B common shares

On August 24, 2010, Whitestone amended to its declaration of trust to (i) change the name of all of its common shares of beneficial interest, par value $0.001 to Class A common shares, (ii) effect a 1-for-3 reverse share split of its Class A common shares and (iii) change the par value of its Class A common shares to $0.001 per share after the reverse share split. In addition, Whitestone created a new class of common shares of beneficial interest, par value $0.001, entitled “Class B common shares.” The Class A and Class B common shares are identical except that Class B common shares are listed on the NYSE Amex, and Class A common shares are not listed on a national securities exchange. Share and unit counts and per share and unit amounts have been retroactively restated to reflect our 1-for-3 reverse share split in August 2010.

On August 25, 2010, in conjunction with the listing of Whitestone's Class B common shares on the NYSE Amex, Whitestone offered and subsequently issued 2.2 million Class B common shares which resulted in $23.0 million in net offering proceeds to Whitestone, and Whitestone then contributed the proceeds to us in exchange for 2.2 million OP units. We used the net proceeds to acquire properties in our target markets and to redevelop and re-tenant our existing properties, as well as for general corporate purposes.

Follow-On Offering

On May 10, 2011, Whitestone completed a public offering of 5 million Class B common shares and the exercise of the underwriters' over-allotment option to purchase an additional 0.3 million Class B common shares at the public offering price of $12 per share.

Net proceeds, after payment of underwriting commissions and transaction costs, were approximately $59.7 million. Whitestone contributed the net proceeds to us in exchange for 5.3 million OP units.

We used the net proceeds to acquire properties in our target markets and to redevelop and re-tenant our existing properties, as well as for general corporate purposes.

Exchange Offers

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP units (the “First Exchange Offer”). The First Exchange Offer expired on October 3, 2011, and 867,789 Class A common shares and 453,642 OP units were accepted for exchange.

On December 9, 2011, Whitestone commenced a second offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP units (the “Second Exchange Offer”). The Second Exchange Offer expired on January 11, 2012, and 867,789 Class A common shares and 453,580 OP units were accepted for exchange.

Distributions

The following table reflects the total distributions we have paid (including the total amount paid and the amount paid per unit) in each indicated quarter (in thousands, except per unit data):

	Limited Partners Other Than Whitestone
Quarter Paid	Distribution Per Unit	Total Amount Paid
2011
Fourth Quarter	$0.2850	$430
Third Quarter	0.2850	514
Second Quarter	0.2850	515
First Quarter	0.2850	515
Total	$1.1400	$1,974

2010
Fourth Quarter	$0.2850	$514
Third Quarter	0.2850	515
Second Quarter	0.3375	610
First Quarter	0.3375	610
Total	$1.2450	$2,249